UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[X]    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2017 to June 30, 2017

Date of Report (Date of earliest event reported): July 20, 2017

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001493223

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[ ]    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

TAL International Container Corporation
(Exact name of securitizer as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Marc A. Pearlin (914) 697-2554
Name and telephone number, including area code, of the person to contact in connection with this filing.

[1]	TAL International Container Corporation, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities issued by TAL Advantage VI LLC.

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 20, 2017	TAL INTERNATIONAL CONTAINER CORPORATION (Securitizer)
	By:	/s/ John Burns
Name: John Burns
Title: Chief Financial Officer